INCOME TAX (Tables)	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT INCOME TAX EXPENSES
	For the six months ended March 31,
	2026 (Unaudited)	2025 (Unaudited)
	USD’000	USD’000
Current Tax:
PRC Income Tax Expense	2	6
	2	6